PATENT RIGHTS (Tables)	9 Months Ended
Sep. 30, 2020
Patent Rights [Abstract]
Summary of Patent Rights

For the nine months ended September 30, 2020	Cost	Accumulated Amortization & Impairment Losses	Net Book Value
Balance at December 31, 2019	$1,856,750	$(255,005)	$1,601,745
Additions during the period	175,852	-	175,852
Amortization in the period	-	(25,230)	(25,230)
Balance at September 30, 2020	$2,032,602	$(280,235)	$1,752,367

For the year ended December 31, 2019	Cost	Accumulated Amortization & Impairment Losses	Net Book Value
Balance at December 31, 2018	$1,398,713	$(226,228)	$1,172,485
Additions during the year	458,037	-	458,037
Amortization in the year	-	(28,777)	(28,777)
Balance at December 31, 2019	$1,856,750	$(255,005)	$1,601,745